INVESTMENT IN ASSOCIATE (Details 1) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of associates [line items]
Current assets	$ 5,534,124	$ 627,160
Current liabilities	(4,823,718)	(1,578,141)
Waterproof
Disclosure of associates [line items]
Current assets	563,806	861,890	$ 1,429,805
Non-current assets	255,904	405,211	614,522
Current liabilities	(678,258)	(844,677)	(1,399,566)
Non-current liabilities	(36,787)	(73,509)	(243,643)
Net assets	$ 74,665	$ 348,915	$ 401,118